Ally Master Owner Trust
Monthly Servicing Report
September 17, 2018

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of August 31, 2018

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$10,080,151,089.38	256,262	$39,335.33	88.61%
Used Auto	$550,856,536.21	29,523	$18,658.56	4.84%
Medium Duty Trucks	$15,901,288.86	391	$40,668.26	0.14%
Less Dealer Reserve	$1,227,971,001.37
Total	$9,418,937,913.08	286,176		93.59%

Ally Bank Retained Receivables
New Auto	$69,916,025.71	1,923	$36,357.79	0.61%
Used Auto	$616,003,684.29	28,366	$21,716.27	5.41%
Medium Duty Trucks	$131,344.00	2	$65,672.00	0.00%
DPP	$34,766,484.14	1,124	$30,931.04	0.31%
Other	$8,313,863.50	68	$122,262.70	0.07%
Total	$729,131,401.64	31,483		6.41%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$10,148,069,314.72	317,659		100.00%
Dealer Reserve	$1,227,971,001.37
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$11,376,040,316.09	317,659		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$8,953,439,488.83	1,143	78.70%
Limited	Eligible	$1,688,430,130.78	199	14.84%
Programmed	Eligible	$4,110,086.84	12	0.04%
No-Credit	Eligible	$929,208.00	2	0.01%
Satisfactory	Ineligible	$571,180,984.32	N/A	5.02%
Limited	Ineligible	$119,792,605.89	N/A	1.05%
Programmed	Ineligible	$26,643,278.52	N/A	0.23%
No-Credit	Ineligible	$11,514,532.91	N/A	0.10%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,376,040,316.09	1,356	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$8,477,563,671.45	240,604	74.52%
121-180 Days		$1,320,103,589.04	35,067	11.60%
181-270 Days		$848,076,578.38	22,209	7.45%
Over 270 Days		$730,296,477.22	19,779	6.42%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$11,376,040,316.09	317,659	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,633	23,475,741	78.75%
L…………………………………....	987	6,153,993	20.64%
P……………………………………	76	163,986	0.55%
N …………………………………..	12	16,557	0.06%
Total ……………………………….	4,708	29,810,277	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,685	23,213,169	79.00%
L…………………………………....	965	5,973,093	20.33%
P……………………………………	77	177,821	0.61%
N …………………………………..	12	19,074	0.06%
Total ……………………………….	4,739	29,383,157	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,713	24,282,674	78.74%
L…………………………………....	973	6,352,507	20.60%
P……………………………………	74	183,062	0.59%
N …………………………………..	14	19,335	0.06%
Total ……………………………….	4,774	30,837,577	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.